Note 17 - Financial Risk Management	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
Note 17.	Financial Risk Management

Overview

The financial assets and liabilities held by Opera create exposure to market risk, liquidity risk and credit risk. The management team seeks to minimize potential adverse effects of these risks through sound business practices and risk management. The board of directors, together with senior management, is involved in the risk assessment process. Opera has not utilized derivatives for hedging purposes.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Opera is exposed to three types of market risk: interest rate risk, foreign currency risk and price risk. Financial instruments affected by market risk include loans and borrowings, trade receivables, trade payables and investments in preferred shares and equity instruments.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Opera’s exposure to interest risk is limited because financial liabilities have fixed interest rates and future interest payments on these will thus not fluctuate. Opera expects to settle all financial liabilities at maturity, meaning changes in market interest rates will only impact their fair value temporarily. Financial assets are not interest-bearing, except for deposits with banks and financial institutions.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Opera is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and payables are denominated and the respective functional currencies of Group companies. Most of the revenue is denominated in U.S. dollars and Euro, while operating expenses are incurred in a wider specter of currencies, including the Norwegian krone, Chinese renminbi, Polish zloty, Swedish krona, British pound, Kenyan shilling, Nigerian naira, and the Euro. The functional currencies of entities in the Group are primarily the U.S. dollars, Euro, and the Chinese renminbi. Management is closely monitoring Opera’s exposure to foreign currency risk and seeks to minimize its exposure to such risk. Opera’s exposure to foreign currency risk related to cash is limited.

In addition to transactional foreign currency risk, Opera is exposed to foreign currency translation risk arising from financial and non-financial items held by subsidiaries with functional currencies that are different from U.S. dollars, which is the presentation currency for the consolidated financial statements.

Price Risk

As of year-end, Opera was exposed to equity price risk from its investments in listed equity securities. During 2021, Opera was also exposed to equity price risk from short positions in listed equity securities and written call options, all of which were extinguished prior to year-end. These investments in listed equity securities, short positions in listed equity securities and written call options were all held and managed as part of a single investment portfolio in accordance with Opera’s investment program, as disclosed in the section for capital management in Note 3. The board of directors of the Company has set certain requirements for diversification and limits on investments, both in nominal and relative terms, including a limit on total capital to fund the investment portfolio of US$70 million. Opera has engaged Kunlun Group Limited, a related party, to be the manager of the investment program, while Opera’s chairman and CEO is maintaining oversight. Kunlun Group Limited manages the capital subject to set requirements for performance monitoring, risk tolerance, investment strategies and diversification, extending the requirements and limits set by the board of directors of the Company. Reports on the investment portfolio are submitted to Opera’s senior management on a regular basis.

During 2021, the investment portfolio comprised investments, short positions and written call options in shares listed on stock exchanges in mainland China, Hong Kong, and the United States. Most positions were in companies in the technology, semiconductor, and automotive industries. See Note 14 for information on the financial performance of the investment portfolio and the carrying amount of the marketable securities held as of year-end.

Opera was also exposed to price risk from its investments in ordinary and preferred shares in OPay, preferred shares in Star X, and ordinary shares in Fjord Bank, all of which are unlisted and measured at fair value through profit or loss. The nature of the investments and the underlying businesses entail uncertainties about the future values of the shares. This price risk is monitored by Opera’s senior management on a regular basis by reviewing the financial performance and position of the investees, and their forecasts for future performance. Note 12 contains additional details on the fair values of these shares, including sensitivity analysis. The price risk related to the shares in Star X was extinguished after the end of the reporting period following the sale of the shares, as disclosed in Note 19.

Liquidity Risk

Liquidity risk is the risk that Opera will encounter difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

In accordance with the Opera’s investment program, as discussed above and in Note 3, Opera may enter into short positions in listed equity securities and equity derivatives. While Opera did enter into short positions during 2021, which created exposure to liquidity risk at the time, all such positions were extinguished prior to year-end. The liquidity risk from these types of financial liabilities was managed in accordance with instructions adopted by the board of directors and the related investment guidelines, which include monetary thresholds for exposure from individual positions and the total exposure from the investment portfolio.

As of year-end 2021, Opera's liquidity risk was limited given its significant cash position and low debt-to-equity ratio. The senior management of Opera is monitoring the exposure to liquidity risk.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.

	As of December 31, 2020
[US$ thousands]	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 15)	-	3,224	-	3,224
Interest-bearing loans, including interest (Note 15)	-	505	-	505
Other non-current liabilities	-	-	68	68
Current:
Trade and other payables (Note 16)	25,454	-	-	25,454
Lease liabilities (Note 15)	4,914	-	-	4,914
Interest-bearing loans, including interest (Note 15)	337	-	-	337
Other current liabilities (Note 16)	13,040	-	-	13,040
Total financial liabilities, including interest	43,744	3,729	68	47,541

	As of December 31, 2021
[US$ thousands]	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 15)	-	1,944	-	1,944
Interest-bearing loans, including interest (Note 15)	-	160	-	160
Other non-current liabilities	-	-	23	23
Current:	-	-	-
Trade and other payables (Note 16)	38,753	-	-	38,753
Lease liabilities (Note 15)	3,482	-	-	3,482
Interest-bearing loans, including interest (Note 15)	7,793	-	-	7,793
Other current liabilities (Note 16)	19,125	-	-	19,125
Total financial liabilities, including interest	69,153	2,104	23	71,280

Credit Risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss for Opera. Opera’s exposure to credit risk primarily arises from deposits of cash with banks and financial institutions, from outstanding trade receivables due from customers, and from investments in preferred shares in OPay and Star X.

Credit risk is managed on a group basis. Deposits of cash are only made with banks and financial institutions that are considered solvent, resulting in management considering its exposure to credit risk for cash being low. For trade receivables due from customers, the exposure to credit risk is limited by Opera having established maximum payment periods in the range of 30 to 90 days after invoices being issued. Management is continuously monitoring the exposure to credit risk from outstanding trade receivables and is managing this risk as part of the management of business risk.

The exposure to credit risk from the investments in preferred shares in OPay and Star X arose from the redemption rights granted to Opera and other holders of preferred shares. The redemption rights entail that if certain defined events occur, such as the failure to complete an IPO within a certain period or material breaches of contractual obligations, Opera (and other investors) can demand repayment of the invested amount plus a return on that investment at a simple annual interest rate of 8%. Holders of preferred shares in OPay and Star X will incur credit losses if the companies are unable to honor their potential future redemption obligation. Opera’s management assessed this specific contingent credit risk to be low based the financial position of the companies. The preferred shares are monitored for credit deterioration. After the end of the reporting period, Opera sold its preferred shares in Star X, as disclosed in Note 19, thereby extinguishing the related credit risk.

See Note 13 for additional details on trade and other receivables, including maturity analysis and information on the provision for expected credit losses, and Note 12 for details on the investments in preferred shares.